Stockholder's Equity - Schedule of Stock Option Activity (Details) - USD ($)			6 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Sep. 30, 2024
Schedule of Stock Option Activity [Abstract]
Shares, Outstanding Balance	12,750,000	12,600,000	18,500,000	12,750,000
Weighted-Average Exercise price, Outstanding Balance (in Dollars per share)	$ 2.15	$ 2.15	$ 1.81	$ 2.15
Weighted-Average Remaining Contractual Term, Outstanding Balance		9 years 9 months 7 days	8 years 4 months 20 days	8 years 9 months 10 days
Aggregate Intrinsic Value, Outstanding Balance (in Dollars)
Shares, Exercisable	3,937,500		5,135,417	3,937,500
Weighted-Average Exercise price, Exercisable (in Dollars per share)				$ 2.15
Weighted-Average Remaining Contractual Term, Exercisable	8 years 9 months 10 days		8 years 8 months 19 days	8 years 9 months 7 days
Aggregate Intrinsic Value, Exercisable (in Dollars)
Shares, Granted			5,750,000	150,000
Weighted-Average Exercise price, Granted (in Dollars per share)			$ 1.07	$ 2.15
Shares, Forfeited